INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Total	$ 14,630	$ 11,408	$ 25,870
Canada [Member]
Total	4,897	4,542	7,365
United States [Member]
Total	$ 9,733	$ 6,866	$ 18,505